Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Selling, general and administrative expenses	$ 4,526	$ 105,362	$ 31,316
Research and development expenses	5,865	284,016	70,967
Amortization of intangible assets		11,111
Total operating expenses	10,391	400,489	102,283
Loss from operations	(10,391)	(400,489)	(102,283)
Other (expense) income
Other expense		(10,079)	(20,866)
Interest income (expense)		200	(901)
Loss before income taxes	(10,391)	(410,368)	(124,050)
Income tax expense	0	0	0
Net loss	$ (10,391)	$ (410,368)	$ (124,050)
Loss per share attributable to common shareholders
Basic (in dollars per share)	$ (0.15)	$ (2.27)	$ (1.28)
Diluted (in dollars per share)	$ (0.15)	$ (2.27)	$ (1.28)
Weighted average number of common shares outstanding
Basic (in shares)	68,279	180,722	96,716
Diluted (in shares)	68,279	180,722	96,716